Due to banks and correspondents - Summary of funding in local and foreign currency (Parenthetical) (Detail) - Bank of China Peru [Member] - USD ($)	1 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Proceeds from long term borrowings	$ 10,000,000
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings adjustment to interest rate basis		1.50%
Fixed interest rate [member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings, interest rate		8.18%